Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of carrying amounts of right of use assets

		Factory, Office
		and Other
in EUR	Buildings	Equipment	Total
Balance at January 1, 2021	8,929,305	131,696	9,061,002
Depreciation charge for the year	(2,160,175)	(85,592)	(2,245,767)
Additions to right-of-use assets	2,888,736	97,652	2,986,389
Additions due to business combinations	210,667	—	210,667
Derecognition of right-of-use assets	(85,605)	—	(85,605)
Foreign currency effect	79,384	—	79,384
Balance at December 31, 2021	9,862,313	143,757	10,006,070
Depreciation charge for the year	(2,692,074)	(129,311)	(2,821,385)
Additions to right-of-use assets	466,108	114,610	580,719
Additions due to business combinations	—	—	—
Derecognition of right-of-use assets	—	—	—
Foreign currency effect	487,512	—	487,512
Balance at December 31, 2022	8,123,860	129,055	8,252,915

		Factory, Office
		and Other
in EUR	Buildings	Equipment	Total
Balance at January 1, 2021	8,929,305	131,696	9,061,002
Balance at December 31, 2021	9,862,313	143,757	10,006,070
Balance at December 31, 2022	8,123,860	129,055	8,252,915

Schedule of carrying amounts of lease liabilities

	Lease Liability	Lease Liability
in EUR	2022	2021
Balance at January 31	(9,970,927)	(9,214,428)
Additions	(580,719)	(2,446,388)
Additions due to business combinations	–	(210,667)
Accretion of interest	(191,638)	(215,464)
Payments	2,567,839	2,031,598
Derecognition of lease liability	–	168,183
Foreign currency effect	266,013	(83,763)
Balance at December 31	(7,909,432)	(9,970,927)
Current	(2,314,900)	(2,025,193)
Non‑current	(5,594,532)	(7,945,734)

Schedule of amounts recognized in profit or loss

in EUR	2022	2021	2020
Leases under IFRS 16
Depreciation expense of right‑of‑use assets	2,821,385	2,245,767	1,903,223
Interest on lease liabilities	191,638	215,464	197,967
Expenses relating to short‑term leases	233,849	587,356	34,860
Expenses relating to leases of low‑value assets, excluding short‑term leases of low‑value assets	209,117	43,094	40,800
	3,455,987	3,091,681	2,176,850